GOF P9 03/18

SUPPLEMENT DATED March 15, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Global Macro Opportunities Fund

Franklin K2 Long Short Credit Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Ultra-Short Tax-Free Income Fund

Franklin Custodian Funds

Franklin Dynatech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

Franklin Payout 2023 Fund

Franklin Global Trust

Franklin Emerging Markets Debt Opportunities Fund

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flexible Alpha Fund

Franklin Focused Core Equity Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Templeton Global Trust

Templeton Global Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Templeton Money Fund Trust

Franklin Templeton U.S. Government Money Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin Balance Sheet Investment Fund

Franklin Microcap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Dynamic Equity Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Foreign Smaller Companies Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

Foreign Smaller Companies Series

Global Equity Series

International Equity Series

I.              For the Franklin K2 Global Macro Opportunities Fund, the following is added to the “Fund Details – Principal Investment Policies and Practices” section:

The Sub-Advisors may from time to time also invest in credit-linked notes. The use of such instruments may allow the Fund to obtain exposure to selected countries, regions or credit risks. The Sub-Advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

A typical credit-linked note is set-up as a “pass-through” note structure created by a broker or bank as an alternative investment for the Fund or other purchaser to buying directly a bond or group of bonds. Credit-linked notes are typically issued at par, with a one to one relationship with the notional value to the underlying bond. The performance of the credit-linked notes, however, including maturity value, is linked to the performance of the specified underlying bond as well as that of the issuing entity. A credit-linked note is typically structured as a limited recourse, unsecured obligation of the issuer of the note so that the note will usually be the obligation solely of the issuer and will not be an obligation or responsibility of any other person, including the issuer of the underlying bond.

II.             For the Franklin K2 Global Macro Opportunities Fund, the following is added to the “Fund Details – Principal Risks –Derivative Instruments section:

With respect to credit-linked notes, in addition to the risk of loss of its principal investment or failure of the issuer of the note to perform, a downgrade or impairment to the credit rating of the issuer will also likely impact negatively the price of the credit-linked note, regardless of the price of the bond(s) underlying the credit-linked note. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of credit-linked notes. In certain cases, a market price for a credit-linked note may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the Sub-Advisor believes is fair.

III.            For the Franklin International Small Cap Growth Fund, effective April 1, 2018, the third paragraph under the heading “Franklin International Small Cap Growth Fund – Fund Details– Principal Investment Policies and Practices” section on page 30 is replaced with the following:

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. The Fund may invest up to 15% of its net assets in developing or emerging market countries.

IV.           The following is added as the last section under the “Fund Details – Management” section for each of the following Funds:  Franklin California Tax-Free Income Fund, Franklin California Ultra-Short Tax-Free Income Fund, Franklin Federal Tax-Free Income Fund, Franklin Conservative Allocation Fund, Franklin LifeSmartTM 2020 Retirement Target Fund, Franklin LifeSmartTM 2025 Retirement Target Fund, Franklin LifeSmartTM 2030 Retirement Target Fund, Franklin LifeSmartTM 2035 Retirement Target Fund, Franklin LifeSmartTM 2040 Retirement Target Fund, Franklin LifeSmartTM 2050 Retirement Target Fund, Franklin LifeSmartTM 2055 Retirement Target Fund, Franklin Emerging Market Debt Opportunities Fund, Franklin Global Real Estate Fund, Franklin International Growth Fund, Franklin International Small Cap Growth Fund, Franklin High Income Fund, Franklin California High Yield Municipal Fund, Franklin Tennessee Municipal Bond Fund, Franklin Biotechnology Discovery Fund, Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund, Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Virginia Tax-Free Income Fund, Templeton Dynamic Equity Fund, Templeton Emerging Markets Balanced Fund, Templeton Emerging Markets Small Cap Fund, Templeton Global Balanced Fund, Templeton Emerging Markets Bond Fund, Templeton Global Bond Fund, Templeton Global Total Return Fund, Templeton International Bond Fund, Foreign Smaller Companies Series and Global Equity Series.

Manager of Managers Structure

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

V.            The following replaces the “Your Account – Choosing a Share Class – Financial Intermediary Exchanges from Class C Shares to Class A Shares” section of the prospectus:

Financial Intermediary Exchanges from Class C Shares to Class A Shares.

Class C shares purchased through financial intermediaries may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge.

VI.           The following replaces the “Fund Details – Distributions and Taxes – Capital gains” section for each Fund, as applicable:

Capital gains.  Fund distributions of short-term capital gains are also subject to tax at ordinary rates. Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $38,600 in 2018 ($77,200 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $425,800 or $479,000, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $425,800 and married individuals filing jointly with taxable income in excess of $479,000. An additional 3.8% Medicare tax may also be imposed as discussed below.

VII.          The following is added to “Appendix A – Intermediary Sales Charge Discounts and Waivers:”

CLASS A PURCHASES THROUGH MORGAN STANLEY

Morgan Stanley Wealth Management clients purchasing Class A shares are entitled to a waiver of the front-end load in the following additional circumstances:

1.   Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans does not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

2.   Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

3.   Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

4.   Shares purchased through a Morgan Stanley self-directed brokerage account

5.   Class C (level load) share positions that are converted to a Class A share in the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

6.   Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load.

CLASS A AND CLASS C PURCHASES THROUGH AMERIPRISE FINANCIAL

Automatic exchange of Class C shares.  Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

•     Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•     Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•     Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•     Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•     Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date.  To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•     Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•     Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•     Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Please keep this supplement with your prospectus for future reference.

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